Related party transactions and balances - Schedule of Balance with Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current:
Amounts due from related parties	¥ 1,293	$ 185	¥ 752
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party	Related Party	Related Party
Total	¥ 6,689	$ 957	¥ 10,925
Current:
Amounts due to related parties	¥ 980	$ 140	¥ 3,121
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party	Related Party
Related Party
Current:
Allowance for expected credit losses	¥ (4,035)	$ (577)	¥ (1,258)
Current:
Amounts due to related parties	¥ 980	$ 140	¥ 3,121
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party	Related Party
Related Party | Trip.com
Current:
Amounts due from related parties	¥ 452	$ 65	¥ 570
Current:
Amounts due to related parties	951	136	1,891
Related Party | Hengxin
Current:
Amounts due from related parties	648	92
Loan receivable from related parties	9,431	1,349	11,431
Current:
Amounts due to related parties	0		348
Related Party | JD
Current:
Amounts due from related parties	193	28	182
Related Party | Guangxi Yijianyou Tourism Operation Co., Ltd. ("Yijianyou")
Current:
Amounts due to related parties	¥ 29	$ 4	¥ 882